14. SHAREHOLDERS' EQUITY: Schedule of changes in share options (Details) - Share options including those granted to directors, officers, employees and consultants - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	5,241,072	2,539,000	2,420,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.13		$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,730,000	3,095,000	665,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.08	$ 0.06	$ 0.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(160,000)	(319,000)	(415,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.07	$ 0.22	$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(105,000)	(73,928)	(131,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.05	$ 0.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	6,706,072	5,241,072	2,539,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.08	$ 0.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,706,072	5,241,072	2,536,500
Weighted Average Exercise price at end of period	$ 0.08	$ 0.13